SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at December 31, 2022	$ 92	$ 92
AlterG acquisition	$ 535
Provision		200
Usage		(479)
Balance at September 30, 2023		$ 348